Auditor's Remuneration - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Audit-related assurance services [member] | RELX PLC [member]
Disclosure of auditors remuneration [line items]
Audit related assurance services fee	£ 0	£ 0